Annual Total Returns[BarChart] - NVIT Blueprint Moderately Aggressive Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.67%)	14.59%	24.28%	4.56%	(1.51%)	7.59%	18.07%	(9.50%)	22.23%	12.26%